Cover	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36378
Entity Registrant Name	PROFIRE ENERGY, INC.
Entity Central Index Key	0001289636
Entity Tax Identification Number	20-0019425
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	321 South 1250 West Suite 1
Entity Address, City or Town	Lindon
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84042
City Area Code	801
Local Phone Number	796-5127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PFIE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false